Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	DELAWARE GROUP INCOME FUNDS
Entity Central Index Key	0000027825
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000011001 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Corporate Bond Fund(formerly, Delaware Corporate Bond Fund)
Class Name	Class A
Trading Symbol	DGCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Corporate Bond Fund (Class A) returned 4.10% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index, returned 4.49%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in technology and banking.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in energy and basic industry.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Corporate Bond Fund (Class A) – including sales charge	-0.61%	-1.81%	2.05%
Macquarie Corporate Bond Fund (Class A) – excluding sales charge	4.10%	-0.90%	2.51%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg US Corporate Bond Index	4.49%	-0.49%	2.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,064,651,455
Holdings Count | Holding	214	[1]
Advisory Fees Paid, Amount	$ 4,375,274
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$1,064,651,455
Total number of portfolio holdings*	214
Total advisory fees paid	$4,375,274
Portfolio turnover rate	144%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	23.64%
Electric	9.39%
Communications	9.24%
Capital Goods	8.67%
Consumer Non-Cyclical	8.24%
Insurance	6.98%
Technology	6.79%
Energy	6.06%
Finance Companies	3.88%
Real Estate Investment Trusts	3.45%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Material Fund Change Expenses [Text Block]	Effective November 29, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000011003 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Corporate Bond Fund(formerly, Delaware Corporate Bond Fund)
Class Name	Class C
Trading Symbol	DGCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.55%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.55%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Corporate Bond Fund (Class C) returned 3.33% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index, returned 4.49%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in technology and banking.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in energy and basic industry.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Corporate Bond Fund (Class C) – including sales charge	2.33%	-1.62%	1.76%
Macquarie Corporate Bond Fund (Class C) – excluding sales charge	3.33%	-1.62%	1.76%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg US Corporate Bond Index	4.49%	-0.49%	2.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,064,651,455
Holdings Count | Holding	214	[2]
Advisory Fees Paid, Amount	$ 4,375,274
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$1,064,651,455
Total number of portfolio holdings*	214
Total advisory fees paid	$4,375,274
Portfolio turnover rate	144%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	23.64%
Electric	9.39%
Communications	9.24%
Capital Goods	8.67%
Consumer Non-Cyclical	8.24%
Insurance	6.98%
Technology	6.79%
Energy	6.06%
Finance Companies	3.88%
Real Estate Investment Trusts	3.45%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Material Fund Change Expenses [Text Block]	Effective November 29, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000011004 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Corporate Bond Fund(formerly, Delaware Corporate Bond Fund)
Class Name	Class R
Trading Symbol	DGCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$107	1.05%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Corporate Bond Fund (Class R) returned 3.84% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index, returned 4.49%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in technology and banking.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in energy and basic industry.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Corporate Bond Fund (Class R) – including sales charge	3.84%	-1.12%	2.25%
Macquarie Corporate Bond Fund (Class R) – excluding sales charge	3.84%	-1.12%	2.25%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg US Corporate Bond Index	4.49%	-0.49%	2.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,064,651,455
Holdings Count | Holding	214	[3]
Advisory Fees Paid, Amount	$ 4,375,274
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$1,064,651,455
Total number of portfolio holdings*	214
Total advisory fees paid	$4,375,274
Portfolio turnover rate	144%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	23.64%
Electric	9.39%
Communications	9.24%
Capital Goods	8.67%
Consumer Non-Cyclical	8.24%
Insurance	6.98%
Technology	6.79%
Energy	6.06%
Finance Companies	3.88%
Real Estate Investment Trusts	3.45%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Material Fund Change Expenses [Text Block]	Effective November 29, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000011005 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Corporate Bond Fund(formerly, Delaware Corporate Bond Fund)
Class Name	Institutional Class
Trading Symbol	DGCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Corporate Bond Fund (Institutional Class) returned 4.36% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index, returned 4.49%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in technology and banking.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in energy and basic industry.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Corporate Bond Fund (Institutional Class) – including sales charge	4.36%	-0.65%	2.77%
Macquarie Corporate Bond Fund (Institutional Class) – excluding sales charge	4.36%	-0.65%	2.77%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg US Corporate Bond Index	4.49%	-0.49%	2.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,064,651,455
Holdings Count | Holding	214	[4]
Advisory Fees Paid, Amount	$ 4,375,274
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$1,064,651,455
Total number of portfolio holdings*	214
Total advisory fees paid	$4,375,274
Portfolio turnover rate	144%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	23.64%
Electric	9.39%
Communications	9.24%
Capital Goods	8.67%
Consumer Non-Cyclical	8.24%
Insurance	6.98%
Technology	6.79%
Energy	6.06%
Finance Companies	3.88%
Real Estate Investment Trusts	3.45%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Material Fund Change Expenses [Text Block]	Effective November 29, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.54% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000211235 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Corporate Bond Fund(formerly, Delaware Corporate Bond Fund)
Class Name	Class R6
Trading Symbol	DGCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Corporate Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Corporate Bond Fund (Class R6) returned 4.46% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg US Corporate Bond Index, the Fund's narrowly based securities market index, returned 4.49%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in technology and banking.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in energy and basic industry.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period January 31, 2019 (Class R6's inception), through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	Since inception (1/31/19)
Macquarie Corporate Bond Fund (Class R6) – including sales charge	4.46%	-0.54%	2.84%
Macquarie Corporate Bond Fund (Class R6) – excluding sales charge	4.46%	-0.54%	2.84%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.45%
Bloomberg US Corporate Bond Index	4.49%	-0.49%	2.63%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 1,064,651,455
Holdings Count | Holding	214	[5]
Advisory Fees Paid, Amount	$ 4,375,274
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$1,064,651,455
Total number of portfolio holdings*	214
Total advisory fees paid	$4,375,274
Portfolio turnover rate	144%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Banking	23.64%
Electric	9.39%
Communications	9.24%
Capital Goods	8.67%
Consumer Non-Cyclical	8.24%
Insurance	6.98%
Technology	6.79%
Energy	6.06%
Finance Companies	3.88%
Real Estate Investment Trusts	3.45%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Corporate Bond Fund to Macquarie Corporate Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000011010 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Extended Duration Bond Fund(formerly, Delaware Extended Duration Bond Fund)
Class Name	Class A
Trading Symbol	DEEAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Extended Duration Bond Fund (Class A) returned 1.29% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index, returned 1.89%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in banking and technology.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in consumer transportation and capital goods.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Extended Duration Bond Fund (Class A) – including sales charge	-3.27%	-4.90%	1.56%
Macquarie Extended Duration Bond Fund (Class A) – excluding sales charge	1.29%	-4.03%	2.03%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg Long US Corporate Index	1.89%	-3.52%	2.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 295,235,833
Holdings Count | Holding	121	[6]
Advisory Fees Paid, Amount	$ 1,352,531
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$295,235,833
Total number of portfolio holdings*	121
Total advisory fees paid	$1,352,531
Portfolio turnover rate	119%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Electric	14.01%
Communications	12.84%
Banking	11.38%
Energy	9.57%
Capital Goods	8.70%
Insurance	8.28%
Technology	7.59%
Consumer Non-Cyclical	6.66%
Basic Industry	4.66%
Natural Gas	3.68%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.56% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Material Fund Change Expenses [Text Block]	Effective November 29, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.56% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000011012 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Extended Duration Bond Fund(formerly, Delaware Extended Duration Bond Fund)
Class Name	Class C
Trading Symbol	DEECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$156	1.56%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Extended Duration Bond Fund (Class C) returned 0.54% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index, returned 1.89%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in banking and technology.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in consumer transportation and capital goods.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Extended Duration Bond Fund (Class C) – including sales charge	-0.43%	-4.73%	1.27%
Macquarie Extended Duration Bond Fund (Class C) – excluding sales charge	0.54%	-4.73%	1.27%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg Long US Corporate Index	1.89%	-3.52%	2.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 295,235,833
Holdings Count | Holding	121	[7]
Advisory Fees Paid, Amount	$ 1,352,531
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$295,235,833
Total number of portfolio holdings*	121
Total advisory fees paid	$1,352,531
Portfolio turnover rate	119%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Electric	14.01%
Communications	12.84%
Banking	11.38%
Energy	9.57%
Capital Goods	8.70%
Insurance	8.28%
Technology	7.59%
Consumer Non-Cyclical	6.66%
Basic Industry	4.66%
Natural Gas	3.68%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.56% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Material Fund Change Expenses [Text Block]	Effective November 29, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.56% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000011013 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Extended Duration Bond Fund(formerly, Delaware Extended Duration Bond Fund)
Class Name	Class R
Trading Symbol	DEERX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$107	1.06%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Extended Duration Bond Fund (Class R) returned 1.04% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index, returned 1.89%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in banking and technology.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in consumer transportation and capital goods.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Extended Duration Bond Fund (Class R) – including sales charge	1.04%	-4.25%	1.78%
Macquarie Extended Duration Bond Fund (Class R) – excluding sales charge	1.04%	-4.25%	1.78%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg Long US Corporate Index	1.89%	-3.52%	2.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 295,235,833
Holdings Count | Holding	121	[8]
Advisory Fees Paid, Amount	$ 1,352,531
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$295,235,833
Total number of portfolio holdings*	121
Total advisory fees paid	$1,352,531
Portfolio turnover rate	119%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Electric	14.01%
Communications	12.84%
Banking	11.38%
Energy	9.57%
Capital Goods	8.70%
Insurance	8.28%
Technology	7.59%
Consumer Non-Cyclical	6.66%
Basic Industry	4.66%
Natural Gas	3.68%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.56% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Material Fund Change Expenses [Text Block]	Effective November 29, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.56% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000011014 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Extended Duration Bond Fund(formerly, Delaware Extended Duration Bond Fund)
Class Name	Institutional Class
Trading Symbol	DEEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56	0.56%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Extended Duration Bond Fund (Institutional Class) returned 1.54% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index, returned 1.89%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in banking and technology.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in consumer transportation and capital goods.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Extended Duration Bond Fund (Institutional Class) – including sales charge	1.54%	-3.77%	2.29%
Macquarie Extended Duration Bond Fund (Institutional Class) – excluding sales charge	1.54%	-3.77%	2.29%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Bloomberg Long US Corporate Index	1.89%	-3.52%	2.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 295,235,833
Holdings Count | Holding	121	[9]
Advisory Fees Paid, Amount	$ 1,352,531
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$295,235,833
Total number of portfolio holdings*	121
Total advisory fees paid	$1,352,531
Portfolio turnover rate	119%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Electric	14.01%
Communications	12.84%
Banking	11.38%
Energy	9.57%
Capital Goods	8.70%
Insurance	8.28%
Technology	7.59%
Consumer Non-Cyclical	6.66%
Basic Industry	4.66%
Natural Gas	3.68%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Effective November 29, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.56% (excluding certain items, such as distribution and service (12b-1) fees).
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Material Fund Change Expenses [Text Block]	Effective November 29, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.56% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000169262 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Extended Duration Bond Fund(formerly, Delaware Extended Duration Bond Fund)
Class Name	Class R6
Trading Symbol	DEZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Extended Duration Bond Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.46%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Extended Duration Bond Fund (Class R6) returned 1.64% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Bloomberg Long US Corporate Index, the Fund's narrowly based securities market index, returned 1.89%.
Top contributors to performance:
An overweight investment allocation compared to the Fund’s narrowly based index to lower-quality corporate debt, such as BBB-rated (investment grade) and BB-rated (high yield) bonds, which outperformed higher-quality investments over the fiscal year due to the continued positive risk backdrop that persisted for most of the fiscal year.
Investments in banking and technology.
Top detractors from performance:
Long-duration investments, which lagged as long-end Treasury rates climbed over the fiscal year.
Investments in consumer transportation and capital goods.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period May 2, 2016 (Class R6's inception), through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	Since inception (5/2/16)
Macquarie Extended Duration Bond Fund (Class R6) – including sales charge	1.64%	-3.69%	2.04%
Macquarie Extended Duration Bond Fund (Class R6) – excluding sales charge	1.64%	-3.69%	2.04%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.45%
Bloomberg Long US Corporate Index	1.89%	-3.52%	2.34%

Performance Inception Date	May 02, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 295,235,833
Holdings Count | Holding	121	[10]
Advisory Fees Paid, Amount	$ 1,352,531
Investment Company Portfolio Turnover	119.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$295,235,833
Total number of portfolio holdings*	121
Total advisory fees paid	$1,352,531
Portfolio turnover rate	119%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Electric	14.01%
Communications	12.84%
Banking	11.38%
Energy	9.57%
Capital Goods	8.70%
Insurance	8.28%
Technology	7.59%
Consumer Non-Cyclical	6.66%
Basic Industry	4.66%
Natural Gas	3.68%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Extended Duration Bond Fund to Macquarie Extended Duration Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000085181 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Floating Rate Fund(formerly, Delaware Floating Rate Fund)
Class Name	Class A
Trading Symbol	DDFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Floating Rate Fund (Class A) returned 7.33% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index, returned 7.50%.
Top contributors to performance:
Security selection and an overweight allocation in the financial services and materials sectors relative to the Fund’s narrowly based securities market index (benchmark)
An underweight allocation in the software and services sector relative to the benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection within the food and beverage sector
Top detractors from performance:
Security selection and an underweight allocation in the media and entertainment sector relative to the benchmark
Security selection in the telecommunication services and the automobiles and components sectors
Security selection and an underweight allocation in the commercial and professional services sector relative to the benchmark
An overweight allocation in the utilities sector relative to the benchmark

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Floating Rate Fund (Class A) – including sales charge	4.33%	6.02%	4.21%
Macquarie Floating Rate Fund (Class A) – excluding sales charge	7.33%	6.60%	4.50%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Morningstar LSTA US Leveraged Loan Index	7.50%	7.22%	5.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 711,788,620
Holdings Count | Holding	298	[11]
Advisory Fees Paid, Amount	$ 3,502,094
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$711,788,620
Total number of portfolio holdings*	298
Total advisory fees paid	$3,502,094
Portfolio turnover rate	92%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.72%
Industrials	16.24%
Information Technology	15.00%
Consumer Discretionary	10.87%
Materials	10.46%
Healthcare	9.41%
Communication Services	8.22%
Consumer Staples	4.02%
Utilities	3.83%
Energy	2.07%

Material Fund Change [Text Block]
Material Fund changes
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.68% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
Material Fund Change Expenses [Text Block]	Effective November 29, 2024, the Fund introduced a revised fee waiver for Class A shares of 0.68% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000085182 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Floating Rate Fund(formerly, Delaware Floating Rate Fund)
Class Name	Class C
Trading Symbol	DDFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.65%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Floating Rate Fund (Class C) returned 6.53% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index, returned 7.50%.
Top contributors to performance:
Security selection and an overweight allocation in the financial services and materials sectors relative to the Fund’s narrowly based securities market index (benchmark)
An underweight allocation in the software and services sector relative to the benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection within the food and beverage sector
Top detractors from performance:
Security selection and an underweight allocation in the media and entertainment sector relative to the benchmark
Security selection in the telecommunication services and the automobiles and components sectors
Security selection and an underweight allocation in the commercial and professional services sector relative to the benchmark
An overweight allocation in the utilities sector relative to the benchmark

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Floating Rate Fund (Class C) – including sales charge	5.54%	5.81%	3.72%
Macquarie Floating Rate Fund (Class C) – excluding sales charge	6.53%	5.81%	3.72%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Morningstar LSTA US Leveraged Loan Index	7.50%	7.22%	5.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 711,788,620
Holdings Count | Holding	298	[12]
Advisory Fees Paid, Amount	$ 3,502,094
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$711,788,620
Total number of portfolio holdings*	298
Total advisory fees paid	$3,502,094
Portfolio turnover rate	92%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.72%
Industrials	16.24%
Information Technology	15.00%
Consumer Discretionary	10.87%
Materials	10.46%
Healthcare	9.41%
Communication Services	8.22%
Consumer Staples	4.02%
Utilities	3.83%
Energy	2.07%

Material Fund Change [Text Block]
Material Fund changes
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.68% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
Material Fund Change Expenses [Text Block]	Effective November 29, 2024, the Fund introduced a revised fee waiver for Class C shares of 0.68% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000085183 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Floating Rate Fund(formerly, Delaware Floating Rate Fund)
Class Name	Class R
Trading Symbol	DDFFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atmacquarie.com/mam/literature.You can also request this information by contacting us at800 523-1918, weekdays from8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Floating Rate Fund (Class R) returned 6.93% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index, returned 7.50%.
Top contributors to performance:
Security selection and an overweight allocation in the financial services and materials sectors relative to the Fund’s narrowly based securities market index (benchmark)
An underweight allocation in the software and services sector relative to the benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection within the food and beverage sector
Top detractors from performance:
Security selection and an underweight allocation in the media and entertainment sector relative to the benchmark
Security selection in the telecommunication services and the automobiles and components sectors
Security selection and an underweight allocation in the commercial and professional services sector relative to the benchmark
An overweight allocation in the utilities sector relative to the benchmark

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Floating Rate Fund (Class R) – including sales charge	6.93%	6.31%	4.23%
Macquarie Floating Rate Fund (Class R) – excluding sales charge	6.93%	6.31%	4.23%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Morningstar LSTA US Leveraged Loan Index	7.50%	7.22%	5.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 711,788,620
Holdings Count | Holding	298	[13]
Advisory Fees Paid, Amount	$ 3,502,094
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$711,788,620
Total number of portfolio holdings*	298
Total advisory fees paid	$3,502,094
Portfolio turnover rate	92%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.72%
Industrials	16.24%
Information Technology	15.00%
Consumer Discretionary	10.87%
Materials	10.46%
Healthcare	9.41%
Communication Services	8.22%
Consumer Staples	4.02%
Utilities	3.83%
Energy	2.07%

Material Fund Change [Text Block]
Material Fund changes
Effective November 29, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.68% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
Material Fund Change Expenses [Text Block]	Effective November 29, 2024, the Fund introduced a revised fee waiver for Class R shares of 0.68% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000085184 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Floating Rate Fund(formerly, Delaware Floating Rate Fund)
Class Name	Institutional Class
Trading Symbol	DDFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Floating Rate Fund (Institutional Class) returned 7.60% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index, returned 7.50%.
Top contributors to performance:
Security selection and an overweight allocation in the financial services and materials sectors relative to the Fund’s narrowly based securities market index (benchmark)
An underweight allocation in the software and services sector relative to the benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection within the food and beverage sector
Top detractors from performance:
Security selection and an underweight allocation in the media and entertainment sector relative to the benchmark
Security selection in the telecommunication services and the automobiles and components sectors
Security selection and an underweight allocation in the commercial and professional services sector relative to the benchmark
An overweight allocation in the utilities sector relative to the benchmark

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period July 31, 2015, through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	5 year	10 year
Macquarie Floating Rate Fund (Institutional Class) – including sales charge	7.60%	6.87%	4.76%
Macquarie Floating Rate Fund (Institutional Class) – excluding sales charge	7.60%	6.87%	4.76%
Bloomberg US Aggregate Index	3.38%	-1.07%	1.66%
Morningstar LSTA US Leveraged Loan Index	7.50%	7.22%	5.24%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 29, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 711,788,620
Holdings Count | Holding	298	[14]
Advisory Fees Paid, Amount	$ 3,502,094
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$711,788,620
Total number of portfolio holdings*	298
Total advisory fees paid	$3,502,094
Portfolio turnover rate	92%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.72%
Industrials	16.24%
Information Technology	15.00%
Consumer Discretionary	10.87%
Materials	10.46%
Healthcare	9.41%
Communication Services	8.22%
Consumer Staples	4.02%
Utilities	3.83%
Energy	2.07%

Material Fund Change [Text Block]
Material Fund changes
Effective November 29, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.68% (excluding certain items, such as distribution and service (12b-1) fees).
On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
Material Fund Change Expenses [Text Block]	Effective November 29, 2024, the Fund introduced a revised fee waiver for Institutional Class shares of 0.68% (excluding certain items, such as distribution and service (12b-1) fees).
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000228679 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Floating Rate Fund(formerly, Delaware Floating Rate Fund)
Class Name	Class R6
Trading Symbol	DDFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Floating Rate Fund (Fund) for the period of August 1, 2024, to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Floating Rate Fund (Class R6) returned 7.53% (excluding sales charge) for the 12 months ended July 31, 2025. During the same period, the Bloomberg US Aggregate Index, the Fund's broad-based securities market index, returned 3.38%, while the Morningstar LSTA US Leveraged Loan Index, the Fund's narrowly based securities market index, returned 7.50%.
Top contributors to performance:
Security selection and an overweight allocation in the financial services and materials sectors relative to the Fund’s narrowly based securities market index (benchmark)
An underweight allocation in the software and services sector relative to the benchmark
The Fund’s positions in collateralized loan obligation debt securities and high yield bonds
Security selection within the food and beverage sector
Top detractors from performance:
Security selection and an underweight allocation in the media and entertainment sector relative to the benchmark
Security selection in the telecommunication services and the automobiles and components sectors
Security selection and an underweight allocation in the commercial and professional services sector relative to the benchmark
An overweight allocation in the utilities sector relative to the benchmark

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years (or period) of the Class for the life of the Class. It also assumes a $10,000 initial investment at the Class's inception date in a broad-based securities market index and an additional narrowly based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2021 (Class R6's inception), through July 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of July 31, 2025)	1 year	Since inception (8/31/21)
Macquarie Floating Rate Fund (Class R6) – including sales charge	7.53%	6.52%
Macquarie Floating Rate Fund (Class R6) – excluding sales charge	7.53%	6.52%
Bloomberg US Aggregate Index	3.38%	-1.14%
Morningstar LSTA US Leveraged Loan Index	7.50%	6.68%

Performance Inception Date	Aug. 31, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 711,788,620
Holdings Count | Holding	298	[15]
Advisory Fees Paid, Amount	$ 3,502,094
Investment Company Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of July 31, 2025)
Fund net assets	$711,788,620
Total number of portfolio holdings*	298
Total advisory fees paid	$3,502,094
Portfolio turnover rate	92%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of July 31, 2025)
The table below shows the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Financials	18.72%
Industrials	16.24%
Information Technology	15.00%
Consumer Discretionary	10.87%
Materials	10.46%
Healthcare	9.41%
Communication Services	8.22%
Consumer Staples	4.02%
Utilities	3.83%
Energy	2.07%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Floating Rate Fund to Macquarie Floating Rate Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by November 29, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature

[1]	Excludes cash and cash equivalents.
[2]	Excludes cash and cash equivalents.
[3]	Excludes cash and cash equivalents.
[4]	Excludes cash and cash equivalents.
[5]	Excludes cash and cash equivalents.
[6]	Excludes cash and cash equivalents.
[7]	Excludes cash and cash equivalents.
[8]	Excludes cash and cash equivalents.
[9]	Excludes cash and cash equivalents.
[10]	Excludes cash and cash equivalents.
[11]	Excludes cash and cash equivalents.
[12]	Excludes cash and cash equivalents.
[13]	Excludes cash and cash equivalents.
[14]	Excludes cash and cash equivalents.
[15]	Excludes cash and cash equivalents.